Wells, Pipelines, Properties, Plant and Equipment, Net - Condensed Statement of Comprehensive Income and Statement of Financial Position (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2020 MXN ($)
EK-Balam | Production-sharing contracts | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Net sales		$ 14,527,269
Cost of sales		8,100,254
Gross income (loss)		6,427,015
Other income (loss), net		(92,791)
Administrative expenses		(4)
Operating income		6,334,228
Total income taxes and duties		6,007,509
Net income (loss)		326,719
Accounts receivable					$ 64,087,461
Total current assets					64,087,461
Wells, pipelines, properties, plant and equipment, net					44,905,927
Total assets					108,993,388
Suppliers					23,451,464
Taxes and duties payable					9,491,592
Other current liabilities					4,703,923
Total liabilities					37,646,979
Equity (deficit), net					71,019,690
Block 2 | Production-sharing contracts | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Cost of sales		168,742
Gross income (loss)		(168,742)
Other income (loss), net		(30,188)
Operating income		(198,930)
Total income taxes and duties		(50,562)
Net income (loss)		(148,368)
Cash and cash equivalents					325,300
Accounts receivable					361,813
Total current assets					687,113
Other assets					12,111
Total assets					699,224
Suppliers					(11,241)
Taxes and duties payable					(50,904)
Other current liabilities					1,287,913
Total liabilities					1,225,768
Equity (deficit), net					(378,176)
Block 2 | License contracts | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Total duties, taxes and other		(18,630)
Cost of sales		83,194
Gross income (loss)		(83,194)
Other income (loss), net		64
Operating income		(83,130)
Net income (loss)		(64,500)
Accounts receivable					76,672
Total current assets					76,672
Total assets					76,672
Suppliers					392,171
Taxes and duties payable					(18,630)
Other current liabilities					172,460
Total liabilities					546,001
Equity (deficit), net					(404,829)
Block 8 | Production-sharing contracts | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Cost of sales		32,471
Gross income (loss)		(32,471)
Other income (loss), net		(11,655)
Operating income		(44,126)
Total income taxes and duties		(8,138)
Net income (loss)		(35,988)
Cash and cash equivalents					81,864
Accounts receivable					54,813
Total current assets					136,677
Total assets					136,677
Suppliers					(10,031)
Taxes and duties payable					(7,350)
Other current liabilities					536,881
Total liabilities					519,500
Equity (deficit), net					(346,835)
Block 16 | Production-sharing contracts | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Cost of sales		31,866
Gross income (loss)		(31,866)
Other income (loss), net		(46)
Operating income		(31,912)
Total income taxes and duties		(7,940)
Net income (loss)		(23,972)
Accounts receivable					3,255
Total current assets					3,255
Total assets					3,255
Suppliers					78,139
Taxes and duties payable					(7,941)
Other current liabilities					53,145
Total liabilities					123,343
Equity (deficit), net					(96,116)
Block 17 | Production-sharing contracts | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Cost of sales		33,984
Gross income (loss)		(33,984)
Other income (loss), net		9
Operating income		(33,975)
Total income taxes and duties		(8,422)
Net income (loss)		(25,553)
Accounts receivable					(14,367)
Total current assets					(14,367)
Total assets					(14,367)
Suppliers					79,942
Taxes and duties payable					(8,422)
Other current liabilities					41,450
Total liabilities					112,970
Equity (deficit), net					(101,784)
Block 18 | Production-sharing contracts | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Cost of sales		72,132
Gross income (loss)		(72,132)
Other income (loss), net		18
Operating income		(72,114)
Total income taxes and duties		(18,013)
Net income (loss)		(54,101)
Cash and cash equivalents					162,346
Accounts receivable					53,522
Total current assets					215,868
Total assets					215,868
Suppliers					738
Taxes and duties payable					(16,241)
Other current liabilities					555,625
Total liabilities					540,122
Equity (deficit), net					(270,153)
Block 18 | License contracts | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Total duties, taxes and other		(36,845)
Cost of sales		158,532
Gross income (loss)		(158,532)
Operating income		(158,532)
Net income (loss)		(121,687)
Cash and cash equivalents					16,492
Accounts receivable					40,167
Total current assets					56,659
Total assets					56,659
Suppliers					99,996
Taxes and duties payable					(30,493)
Other current liabilities					515,357
Total liabilities					584,860
Equity (deficit), net					(406,514)
Block 29 | Production-sharing contracts | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Cost of sales		25,677
Gross income (loss)		(25,677)
Other income (loss), net
Operating income		(25,677)
Total income taxes and duties		13,646
Net income (loss)		(39,323)
Cash and cash equivalents					90,353
Accounts receivable					1,424,886
Total current assets					1,515,239
Total assets					1,515,239
Suppliers					14,423
Taxes and duties payable					14,671
Other current liabilities					1,607,130
Total liabilities					1,636,224
Equity (deficit), net					(81,662)
Block 32 | Production-sharing contracts | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Cost of sales		(26,446)
Gross income (loss)		26,446
Other income (loss), net		8,071
Operating income		34,517
Total income taxes and duties		13,585
Net income (loss)		20,932
Cash and cash equivalents					227,407
Accounts receivable					109,728
Total current assets					337,135
Total assets					337,135
Suppliers					1,007
Taxes and duties payable					13,658
Other current liabilities					523,541
Total liabilities					538,206
Equity (deficit), net					(222,003)
Block 33 | Production-sharing contracts | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Cost of sales		248,226
Gross income (loss)		(248,226)
Other income (loss), net		5,601
Operating income		(242,625)
Total income taxes and duties		(67,055)
Net income (loss)		(175,570)
Accounts receivable					(192,275)
Total current assets					(192,275)
Total assets					(192,275)
Suppliers					315,696
Taxes and duties payable					(67,097)
Other current liabilities					62,729
Total liabilities					311,328
Equity (deficit), net					(328,033)
Block 35 | Production-sharing contracts | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Cost of sales		19,115
Gross income (loss)		(19,115)
Other income (loss), net		(21)
Operating income		(19,136)
Total income taxes and duties		(110)
Net income (loss)		(19,026)
Accounts receivable					298,005
Total current assets					298,005
Total assets					298,005
Suppliers					662,077
Taxes and duties payable					(110)
Other current liabilities					48,402
Total liabilities					710,369
Equity (deficit), net					(393,338)
Santuario El Golpe | Production-sharing contracts | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Net sales		1,517,251
Cost of sales		(566,046)
Gross income (loss)		2,083,297
Other income (loss), net		(50,641)
Administrative expenses		8,661
Operating income		2,023,995
Total income taxes and duties		208,777
Net income (loss)		1,815,218
Cash and cash equivalents					0
Accounts receivable					12,675,947
Total current assets					12,675,947
Wells, pipelines, properties, plant and equipment, net					1,786,701
Total assets					14,462,648
Suppliers					7,048,767
Taxes and duties payable					133,541
Other current liabilities					2,222,286
Total liabilities					9,404,594
Equity (deficit), net					3,242,836
Misión | Production-sharing contracts | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Net sales		612,224
Cost of sales		891,044
Gross income (loss)		(278,820)
Other income (loss), net		(59,806)
Operating income		(338,626)
Total income taxes and duties		78,594
Net income (loss)		(417,220)
Accounts receivable					8,643,467
Total current assets					8,643,467
Wells, pipelines, properties, plant and equipment, net					1,422,099
Total assets					10,065,566
Suppliers					4,477,005
Taxes and duties payable					48,727
Other current liabilities					1,881,509
Total liabilities					6,407,241
Equity (deficit), net					4,075,545
Ébano | Production-sharing contracts | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Net sales		708,905
Cost of sales		(1,344,846)
Gross income (loss)		2,053,751
Other income (loss), net		(72,402)
Administrative expenses		468,782
Operating income		1,512,567
Total income taxes and duties		529,911
Net income (loss)		982,656
Accounts receivable					4,515,617
Total current assets					4,515,617
Wells, pipelines, properties, plant and equipment, net					604,300
Total assets					5,119,917
Suppliers					2,478,672
Taxes and duties payable					494,017
Other current liabilities					500,595
Total liabilities					3,473,284
Equity (deficit), net					663,977
Block 3 | License contracts | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Cost of sales		25,484
Gross income (loss)		(25,484)
Other income (loss), net		4
Administrative expenses		(4,484)
Operating income		(20,996)
Net income (loss)		(20,996)
Accounts receivable					5,864
Total current assets					5,864
Total assets					5,864
Suppliers					181,665
Taxes and duties payable					(4,484)
Other current liabilities					51,005
Total liabilities					228,186
Equity (deficit), net					(201,326)
Block 5 | License contracts | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Total duties, taxes and other		(34,459)
Cost of sales		148,562
Gross income (loss)		(148,562)
Operating income		(148,562)
Net income (loss)		(114,103)
Cash and cash equivalents					16,246
Accounts receivable					69,874
Total current assets					86,120
Total assets					86,120
Suppliers					89,438
Taxes and duties payable					(28,508)
Other current liabilities					516,303
Total liabilities					577,233
Equity (deficit), net					(377,010)
Block 22 | License contracts | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Total duties, taxes and other		(14,248)
Cost of sales		64,722
Gross income (loss)		(64,722)
Operating income		(64,722)
Net income (loss)		(50,474)
Accounts receivable					277,419
Total current assets					277,419
Total assets					277,419
Suppliers					575,573
Taxes and duties payable					(14,249)
Other current liabilities					105,427
Total liabilities					666,751
Equity (deficit), net					(338,858)
Cárdenas-Mora | License contracts | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Net sales		1,493,683
Total duties, taxes and other		241,918
Cost of sales		(287,488)
Gross income (loss)		1,781,171
Other income (loss), net		(41,751)
Operating income		1,739,420
Net income (loss)		1,497,502
Cash and cash equivalents					102
Accounts receivable					9,839,474
Total current assets					9,839,576
Wells, pipelines, properties, plant and equipment, net					1,732,156
Total assets					11,571,732
Suppliers					8,108,648
Taxes and duties payable					165,361
Other current liabilities					(1,417,791)
Total liabilities					6,856,218
Equity (deficit), net					3,218,012
Ogarrio | License contracts | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Net sales		1,190,383
Total duties, taxes and other		176,000
Cost of sales		666,153
Gross income (loss)		524,230
Other income (loss), net		(34,947)
Administrative expenses		107,654
Operating income		381,629
Net income (loss)		205,629
Accounts receivable					2,568,751
Total current assets					2,568,751
Wells, pipelines, properties, plant and equipment, net					1,411,054
Total assets					3,979,805
Suppliers					7,343,370
Taxes and duties payable					113,876
Other current liabilities					(8,042,370)
Total liabilities					(585,124)
Equity (deficit), net					4,359,300
Miquetla | License contracts | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Net sales		266,519
Total duties, taxes and other		355,002
Cost of sales		(884,897)
Gross income (loss)		1,151,416
Other income (loss), net		(48,844)
Administrative expenses		(23,707)
Operating income		1,126,279
Net income (loss)		771,277
Accounts receivable					1,611,498
Total current assets					1,611,498
Wells, pipelines, properties, plant and equipment, net					(48,304)
Total assets					1,563,194
Suppliers					1,119,901
Taxes and duties payable					342,319
Other current liabilities					0
Total liabilities					1,462,220
Equity (deficit), net					(670,303)
Net sales	$ 101,639,145	1,719,937,618	$ 2,383,388,309	$ 1,495,628,620
Total duties, taxes and other		219,999,281	320,180,839	307,348,122
Cost of sales	81,590,461	1,380,673,789	1,698,563,022	1,066,650,702
Gross income (loss)	18,346,904	310,466,311	601,287,266	427,767,323
Other income (loss), net		(1,606,181)	14,355,520	(33,368,630)
Operating income	7,265,771	122,951,366	445,458,684	228,927,832
Total income taxes and duties	13,000,786	219,999,281	320,180,839	307,348,122
Net income (loss)	481,719	$ 8,151,664	$ 99,998,470	(294,775,877)
Cash and cash equivalents	4,062,603			76,506,447	68,747,376	$ 3,806,554	$ 64,414,511	$ 39,989,781
Accounts receivable	6,582,817				111,394,431		107,117,145
Total current assets	31,824,887				538,540,746		527,894,778
Wells, pipelines, properties, plant and equipment, net	87,597,339				1,482,322,166		1,368,750,850
Other assets	627,236				10,614,092		30,702,725
Total assets	136,123,113				2,303,475,336		2,245,558,044
Suppliers	21,767,276				368,345,849		282,245,250
Taxes and duties payable	8,864,481				150,004,749		70,813,355
Other current liabilities					646,496,067		463,789,575
Total liabilities	233,805,352				3,956,454,146		4,014,380,269
Equity (deficit), net	$ (97,682,239)			$ (2,170,000,783)	$ (1,652,978,810)		$ (1,768,822,225)	$ (2,404,727,030)